Annual Total Returns- Vanguard Short-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard Short-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.60%	0.99%	0.48%	0.65%	0.45%	0.36%	0.99%	1.59%	2.38%	1.82%